Taxes - Current and deferred income taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax (expense)	$ (334)	$ (167)	$ (163)
Deferred tax income	96	309	35
Total income tax (expense)/income	(238)	142	(128)
Switzerland
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax (expense)	(95)	(74)	(17)
Deferred tax income	25	313	53
Foreign
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax (expense)	(239)	(93)	(146)
Deferred tax income	$ 71	$ (4)	$ (18)